UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23285

Name of Fund: BlackRock Multi-Sector Opportunities Trust (MSO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Opportunities Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 12.2%

Asset-Backed Securities — 12.2%
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class DR, 8.52%, 10/13/30	USD	3,050	$3,107,987
Series 2014-5RA, Class E, 7.12%, 01/15/30		1,000	999,945
Series 2015-6A, Class SUB2, 0.00%, 07/15/30		2,000	1,310,988
Series 2018-1RA, Class SUB, 1.00%, 04/13/31(c)		1,000	945,000
APIDOS CLO, Series 2013-15A, Class ERR, 1.00%, 04/20/31(a)(b)		1,000	989,800
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 7.87%, 10/15/30(a)(b)		2,200	2,227,345
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.30%), 7.04%, 04/20/27(a)(d)		1,000	1,005,699
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, 1.00%, 04/20/31(a)(b)(c)		2,000	2,000,000
Deer Creek CLO Ltd., Series 2017-1A, Class E, 7.73%, 10/20/30(a)(b)		1,000	1,010,983
Dewolf Park CLO Ltd., Series 2017-1A, Class E, 7.92%, 10/15/30(a)(b)		1,000	1,013,153
GSAMP Trust, Series 2004-HE1, Class M1, (1 mo. LIBOR US + 0.83%), 2.70%, 05/25/34(d)		2,048	1,998,148
Long Beach Mortgage Loan Trust(d):
Series 2006-6, Class 2A3, (1 mo. LIBOR US + 0.15%), 2.02%, 07/25/36		3,821	1,998,798
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.03%, 08/25/36		5,984	3,358,804
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 2.11%, 08/25/36		6,583	3,733,413
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.03%, 10/25/36		6,446	2,863,084
Nationstar HECM Loan Trust, Series 2018-1A(a)(b):
Class M4, 4.70%, 02/25/28		1,606	1,606,496
Class M5, 6.00%, 02/25/28		3,831	3,727,852
New Century Home Equity Loan Trust, Series 2001-NC2, Class M2, (1 mo. LIBOR US + 1.88%), 3.70%, 09/20/31(d)		2,050	2,047,144
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37		2,477	2,334,835

Security		Par (000)	Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 7.00%), 8.92%, 08/23/28(a)(d)	USD	2,000	$2,032,431
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M3, (1 mo. LIBOR US + 1.88%), 3.75%, 09/25/34(d)		3,092	3,104,125
Rockford Tower CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 7.12%, 04/15/29(a)(d)		2,000	2,006,754
Silver Creek CLO Ltd., Series 2014-1A, Class E1R, (3 mo. LIBOR US + 5.62%), 7.36%, 07/20/30(a)(d)		1,000	998,076
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.65%), 8.39%, 01/23/29(a)(d)		2,000	2,042,042
Stewart Park CLO Ltd., Series 2015-1A, Class SUB, 1.00%, 01/15/30(a)(b)		4,250	1,307,015
TICP CLO VI Ltd., Series 2016-6A, Class E, (3 mo. LIBOR US + 6.55%), 8.27%, 01/15/29(a)(d)		3,000	3,040,549
York CLO-2 Ltd., Series 2015-1A, Class SUB, 0.00%, 01/22/31(a)(b)		3,500	3,127,642

Total Asset-Backed Securities — 12.2% (Cost — $55,927,231)			55,938,108

Corporate Bonds — 25.4%

Aerospace & Defense — 0.5%
Arconic, Inc., 6.75%, 01/15/28		1,209	1,341,990
TransDigm, Inc., 6.50%, 05/15/25		1,050	1,060,500

			2,402,490
Airlines — 0.0%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		200	205,000

Auto Components — 0.3%
Meritor, Inc., 6.25%, 02/15/24		1,330	1,381,538

Banks — 0.9%
The Bank of East Asia Ltd.(5 year CMT + 3.83%), 5.50%(e)(f)		400	398,473
China Construction Bank Corp.(5 year CMT + 2.97%), 4.65%(e)(f)		200	196,028
Industrial & Commercial Bank of China Asia Ltd.(5 year CMT + 3.14%), 4.25%(e)(f)		380	364,897

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Inversiones Atlantida SA, 8.25%, 07/28/22(a)	USD	2,000	$2,075,000
Macquarie Bank Ltd.(5 year USD Swap + 3.70%), 6.13%(e)(f)		630	616,612
Postal Savings Bank of China Co. Ltd., 4.50%(b)(f)		580	547,520

			4,198,530
Beverages — 0.4%
Central American Bottling Corp., 5.75%, 01/31/27(a)		2,000	2,053,020

Building Products — 0.0%
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19		220	212,410

Chemicals — 1.5%
Cydsa SAB de C.V., 6.25%, 10/04/27(a)		2,000	1,982,500
NOVA Chemicals Corp., 4.88%, 06/01/24(a)		1,407	1,347,203
Petkim Petrokimya Holding, 5.88%, 01/26/23(a)		2,000	1,959,664
Rock International Investment Co., 6.63%, 03/27/20		550	501,929
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(a)		1,351	1,347,622

			7,138,918
Commercial Services & Supplies — 0.3%
United Rentals North America, Inc., 5.50%, 07/15/25		1,336	1,367,730

Construction & Engineering — 1.4%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(a)		2,000	2,073,480
PulteGroup, Inc., 7.88%, 06/15/32		1,138	1,359,910
Weekley Homes LLC/Weekley Finance Corp.:
6.00%, 02/01/23		1,325	1,318,375
6.63%, 08/15/25(a)		1,381	1,363,737
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21	IDR	2,000,000	146,287

			6,261,789
Diversified Financial Services — 2.4%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)	USD	2,000	2,046,000
Docuformas SAPI de C.V., 9.25%, 10/11/22(a)		2,000	1,920,000
HSBC Holdings PLC, 6.25%(b)(f)		692	707,570
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)		1,350	1,331,570
Quicken Loans, Inc., 5.75%, 05/01/25(a)		1,344	1,340,640

Security		Par (000)	Value
Diversified Financial Services (continued)
Tarjeta Naranja SA(Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 26.56%, 04/11/22(a)(d)	USD	2,000	$1,680,000
UniCredit SpA(5 year USD ICE Swap + 3.70%), 5.86%, 06/19/32(a)(e)		1,050	1,065,036
Woori Bank(e)(f):
(5 year CMT + 3.31%), 4.50%		440	430,681
(5 year CMT + 3.35%), 5.25%		460	454,857

			10,976,354
Electric Utilities — 0.7%
Pampa Energia SA, 7.50%, 01/24/27(a)		2,000	2,067,500
Talen Energy Supply LLC, 10.50%, 01/15/26(a)		1,433	1,232,380

			3,299,880
Electronic Components — 0.1%
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		240	231,611

Energy Equipment & Services — 0.5%
Anton Oilfield Services Group, 9.75%, 12/05/20		220	228,807
Bristow Group, Inc., 8.75%, 03/01/23(a)		1,350	1,363,500
GREENKO Investment Co., 4.88%, 08/16/23		730	686,193

			2,278,500
Food Products — 1.3%
Arcor SAIC, 6.00%, 07/06/23(a)		2,000	2,060,000
MARB BondCo PLC, 6.88%, 01/19/25(a)		2,000	1,830,000
Minerva Luxembourg SA, 6.50%, 09/20/26(a)		2,000	1,920,000

			5,810,000
Forest Products — 0.1%
SSMS Plantation Holdings Pte Ltd., 7.75%, 01/23/23		290	287,112

Hotels, Restaurants & Leisure — 0.9%
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23		1,307	1,354,013
Sabre GLBL, Inc., 5.38%, 04/15/23(a)		1,343	1,354,751
Scientific Games International, Inc., 10.00%, 12/01/22		1,247	1,342,863

			4,051,627
Household Durables — 0.6%
K Hovnanian Enterprises, Inc., 10.50%, 07/15/24(a)		1,245	1,285,463

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Household Durables (continued)
Lennar Corp., 4.88%, 12/15/23	USD	1,370	$1,375,274

			2,660,737
Internet Software & Services — 0.3%
VeriSign, Inc., 4.63%, 05/01/23		1,361	1,358,890

Leisure Time — 0.3%
Carlson Travel, Inc., 6.75%, 12/15/23(a)		1,344	1,340,640

Media — 1.8%
Cablevision SA, 6.50%, 06/15/21(a)		2,000	2,085,000
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)		1,360	1,358,939
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25(a)		1,342	1,365,485
Vrio Finco 1 LLC / Vrio Finco 2, Inc., 6.25%, 04/04/23(a)(c)		2,000	2,020,000
Ziggo Secured Finance BV, 5.50%, 01/15/27(a)		1,451	1,363,519

			8,192,943
Metals & Mining — 1.5%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		200	202,890
Commercial Metals Co., 5.38%, 07/15/27		1,374	1,353,390
Kaiser Aluminum Corp., 5.88%, 05/15/24		1,315	1,361,025
Steel Dynamics, Inc., 5.00%, 12/15/26		1,349	1,349,000
Vedanta Resources PLC, 7.13%, 05/31/23		270	279,450
VM Holdings SA, 5.38%, 05/04/27(a)		2,000	2,047,500
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		210	205,916

			6,799,171
Oil, Gas & Consumable Fuels — 4.2%
Centennial Resource Production LLC, 5.38%, 01/15/26(a)		1,711	1,678,919
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		1,365	1,354,763
Chesapeake Energy Corp., 8.00%, 12/15/22(a)		643	680,776
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(a)		2,000	2,073,360
Geopark Ltd., 6.50%, 09/21/24(a)		2,000	2,007,500
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(a)		3,500	3,409,000
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		1,279	1,227,840
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		200	190,467

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Medco Straits Services Pte Ltd., 8.50%, 08/17/22	USD	450	$475,673
Petrobras Global Finance BV, 6.00%, 01/27/28(a)		2,000	1,980,000
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28(a)		2,769	2,675,546
YPF SA(Argentina Deposit Rates Badlar Pvt Banks + 4.00%), 27.13%, 07/07/20(d)		2,000	1,472,937

			19,226,781
Pharmaceuticals — 1.4%
CVS Health Corp.:
4.30%, 03/25/28		3,750	3,765,977
4.78%, 03/25/38		734	743,931
5.05%, 03/25/48		713	749,924
Valeant Pharmaceuticals International, Inc., 5.63%, 12/01/21(a)		1,439	1,374,245

			6,634,077
Real Estate Management & Development — 0.4%
CFLD Cayman Investment Ltd., 6.50%, 12/21/20		200	194,160
China Evergrande Group:
6.25%, 06/28/21		200	198,023
7.50%, 06/28/23		400	390,867
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21		200	190,971
Future Land Development Holdings Ltd., 5.00%, 02/16/20		240	236,621
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		260	242,940
Modernland Overseas Pte Ltd., 6.95%, 04/13/24		270	265,037
Sunac China Holdings Ltd., 6.88%, 08/08/20		220	221,099

			1,939,718
Specialty Retail — 0.1%
Baoxin Auto Finance I Ltd., 5.63%(b)(f)		420	394,625

Textiles, Apparel & Luxury Goods — 0.1%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		470	424,175

Transportation Infrastructure — 0.5%
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)		2,000	2,140,400

Utilities — 1.3%
Genneia SA, 8.75%, 01/20/22(a)		2,000	2,154,280

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Utilities (continued)
Stoneway Capital Corp., 10.00%, 03/01/27(a)	USD	3,500	$3,804,360

			5,958,640
Wireless Telecommunication Services — 1.6%
Digicel Group Ltd., 8.25%, 09/30/20(a)		2,000	1,720,000
Equinix, Inc., 5.38%, 04/01/23		1,331	1,359,284
Frontier Communications Corp., 8.50%, 04/01/26(a)		1,458	1,410,615
Sprint Corp., 7.88%, 09/15/23		1,343	1,369,860
T-Mobile USA, Inc., 6.50%, 01/15/26		1,286	1,366,375

			7,226,134

Total Corporate Bonds — 25.4% (Cost — $117,259,099)			116,453,440

Floating Rate Loan Interests (g) — 2.8%

Aerospace & Defense — 0.3%
TransDigm, Inc., 2017 Extended Term Loan F, 06/09/23(h)		1,367	1,370,354

Building Products — 0.4%
Ply Gem Industries, Inc., 2018 Term Loan, 04/12/25(h)		2,020	2,009,900

Construction & Engineering — 0.3%
Summit Materials Companies I, LLC, 2017 Term Loan B, 11/21/24(h)		1,368	1,375,952

Electronic Equipment, Instruments & Components — 0.3%
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, 02/28/25(h)		1,368	1,379,140

Hotels, Restaurants & Leisure — 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 10/25/23(h)		1,369	1,375,120

IT Services — 0.3%
First Data Corp., 2024 Term Loan, 4.12%, 04/26/24		1,377	1,378,550

Real Estate Investment Trusts (REITs) — 0.3%
VICI Properties 1 LLC, Replacement Term Loan B, 3.85%, 12/20/24		1,373	1,376,999

Security		Par (000)	Value
Specialty Retail — 0.3%
Toys ‘R’ Us-Delaware, Inc., DIP Domestic FILO Term Loan, 01/22/19(h)	USD	1,350	$1,347,745

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., 2017 Term Loan B, 01/02/25(h)		1,374	1,379,705

Total Floating Rate Loan Interests — 2.8% (Cost — $13,000,052)			12,993,465

Foreign Agency Obligations — 9.7%
Argentine Republic Government International Bond:
6.88%, 04/22/21		3,195	3,386,700
6.88%, 01/26/27		3,600	3,670,200
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/19(i)	BRL	7,900	2,286,785
CBB International Sukuk Co. SPC, 6.88%, 10/05/25(a)	USD	810	810,000
Egypt Government International Bond:
5.58%, 02/21/23(a)		3,445	3,493,919
7.50%, 01/31/27		640	692,578
8.50%, 01/31/47		1,030	1,147,935
Egypt Treasury Bills(j):
16.90%, 12/04/18	EGP	30,600	1,558,939
17.00%, 12/04/18		30,600	1,558,020
16.60%, 03/05/19		24,300	1,196,053
Indonesia Treasury Bond, 7.00%, 05/15/22	IDR	41,700,000	3,138,215
Lebanon Government International Bond, 6.65%, 11/03/28	USD	1,975	1,859,364
Mexican Bonos, 7.50%, 06/03/27	MXN	29,500	1,642,618
Republic of South Africa Government International Bond:
5.88%, 05/30/22	USD	2,530	2,716,360
4.88%, 04/14/26		2,250	2,243,250
Russian Federal Bond — OFZ, 7.05%, 01/19/28	RUB	128,060	2,252,246
Turkey Government International Bond:
10.50%, 01/15/20	TRY	10,675	2,572,493
6.25%, 09/26/22	USD	3,165	3,352,349
3.25%, 03/23/23		1,705	1,582,069
5.13%, 02/17/28		3,830	3,616,554

Total Foreign Agency Obligations — 9.7% (Cost — $45,169,137)			44,776,647

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Shares/Par (000)	Value
Investment Companies — 2.0%
United States — 2.0%
SPDR Barclays High Yield Bond ETF		257,136	9,218,756

Total Investment Companies — 2.0% (Cost — $9,209,717)			9,218,756

Non-Agency Mortgage-Backed Securities — 4.2%
Barclays Commercial Mortgage Trust, Series 2018-TALL, Class E, 4.21%, 03/15/37(a)(b)	USD	1,000	992,593
Benchmark Mortgage Trust, Series 2018-B3, Class D, 3.06%, 04/10/51(a)(c)		2,500	2,064,975
GRACE Mortgage Trust, Series 2014, Class G, 3.59%, 06/10/28(a)(b)		2,025	1,973,564
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2005-2A, Class B, (1 mo. LIBOR + 1.00%), 2.87%, 09/25/30(a)(d)		3,472	3,385,555
Seasoned Credit Risk Transfer Trust Series, Series 2018-1:
Class BX, 6.66%, 05/25/57		4,625	2,523,959
Class M, 4.75%, 05/25/57(b)		2,000	1,972,801
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class D, 4.10%, 05/15/48(b)		2,875	2,565,787

Total Non-Agency Mortgage-Backed Securities — 4.2% (Cost — $15,470,700)			15,479,234

Preferred Securities – 0.5%

Capital Trusts — 0.5%
Diversified Financial Services — 0.4%
Bank of America Corp., Series FF, 5.88%(b)(f)		650	654,100
HSBC Holdings PLC, 6.50%(b)(f)		872	889,440

Security		Share/Par (000)	Value
Diversified Financial Services (continued)
King Talent Management Ltd., 5.60%(b)(f)	USD	220	$213,135

			1,756,675
Oil, Gas & Consumable Fuels — 0.1%
PTTEP Treasury Center Co. Ltd., 4.60%(e)(f)		300	294,831

Real Estate Management & Development — 0.0%
Agile Group Holdings Ltd., 6.88%(b)(f)		220	218,093

Total Preferred Securities — 0.5% (Cost — $2,245,640)			2,269,599

U.S. Government Sponsored Agency Securities — 0.6%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class B1, 5.02%, 07/25/30 (b)		2,000	1,914,558
Series 2018-HQA1, 4.15%, 09/25/30(k)		2,000	2,007,734
Series 2018-SPI1, 3.75%, 02/25/48(a)		2,000	1,761,699
FREMF Mortgage Trust, Series 2018-K73, Class B, 3.85%, 01/25/28(a)(b)		1,000	967,114

Total U.S. Government Sponsored Agency Securities — 0.6% (Cost — $6,672,664)			6,651,105

U.S. Treasury Obligations — 10.0%
U.S. Treasury Notes:
2.25%, 02/29/20		23,000	22,989,219
2.25%, 02/15/21		23,000	22,911,953

Total U.S. Treasury Obligations — 10.0% (Cost — $45,941,062)			45,901,172

Total Long-Term Investments — 67.4% (Cost — $310,895,302)			309,681,526

Short-Term Securities — 43.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(l)(m)		197,635,237	197,635,237

Total Short-Term Securities — 43.0% (Cost — $197,635,237)			197,635,237

Total Investments — 110.4% (Cost — $508,530,539)			507,316,763
Liabilities in Excess of Other Assets — (10.4)%			(47,799,755)

Net Assets — 100.0%			$459,517,008

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	When-issued security.
(d)	Floating rate security. Rate shown is the rate in effect as of period end.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security with no stated maturity date.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Zero-coupon bond.
(j)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Annualized 7-day yield as of period end.
(m)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, of the Trust were as follows:

Affiliate	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	197,635,237	197,635,237	$197,635,237	$383,166	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

DIP — Debtor-In-Possession

ETF — Exchange-Traded Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	25	06/20/18	$3,029	$(25,813)
2-Year U.S. Treasury Note	100	06/29/18	21,261	(34,493)
Long U.S. Treasury Bond	8	06/20/18	1,173	(27,261)

				$(87,567)

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America,Series 9	3.00%	Quarterly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	10,000	$(1,289,032)	$(1,126,286)	$(162,746)
Markit CMBX North America,Series 9	3.00	Quarterly	Deutsche Bank AG	09/17/58	BBB-	USD	10,000	(1,289,032)	(1,288,920)	(112)
Markit CMBX North America,Series 6	2.00	Quarterly	Deutsche Bank AG	05/11/63	A	USD	10,000	(437,055)	(432,695)	(4,360)

								$(3,015,119)	$(2,847,901)	$(167,218)

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

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Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$55,938,108	$—	$55,938,108
Corporate Bonds	—	116,453,440	—	116,453,440
Floating Rate Loan Interests	—	12,993,465	—	12,993,465
Foreign Agency Obligations	—	44,776,647	—	44,776,647
Investment Companies	9,218,756	—	—	9,218,756
Non-Agency Mortgage-Backed Securities	—	15,479,234	—	15,479,234
Preferred Securities	—	2,269,599	—	2,269,599
U.S. Government Sponsored Agency Securities	—	4,643,371	2,007,734	6,651,105
U.S. Treasury Obligations	—	45,901,172	—	45,901,172
Short-Term Securities	197,635,237	—	—	197,635,237

	$206,853,993	$298,455,036	$2,007,734	$507,316,763

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Derivative Financial Instruments(a)
Liabilities:
Credit contracts	$—	$(167,218)	—	$(167,218)
Interest rate contracts	(87,567)	—	—	(87,567)

	$(87,567)	$(167,218)	—	$(254,785)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Opportunities Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Opportunities Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Opportunities Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Opportunities Trust

Date: May 21, 2018